Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Share capital	Share premium	Merger reserve	Retained earnings	Foreign currency translation reserve	Total
Balance at Dec. 31, 2019	[1]		£ 81,500		£ (17,944)		£ 63,556
Comprehensive loss for the year
Loss for the period					(102,687)		(102,687)
Other comprehensive income
Total comprehensive loss							(102,687)
Contributions by and distributions to owners
Issue of share capital			365,870				365,870
Group restructuring	[1]		(181,250)	181,250
Share-based payments					3,759		3,759
Balance at Dec. 31, 2020	[1]		266,120	181,250	(116,872)		330,498
Comprehensive loss for the year
Loss for the period					(543,509)		(543,509)	[2]
Other comprehensive income						(1,577)	(1,577)
Total comprehensive loss	[2]						(545,086)
Contributions by and distributions to owners
Acquisition of subsidiaries	[3]		5,365	65,348			70,713
Exercise of warrants			11,967				11,967
Recapitalization at the Transaction	[1]	55	619,134	174,236			793,425
Exercise of options					(1,540)		(1,540)
Share-based payments					43,287		43,287
Taxation recognized directly in equity					7,425		7,425
Balance at Dec. 31, 2021	[1]	55	902,586	420,834	(611,209)	(1,577)	710,689
Comprehensive loss for the year
Loss for the period					(241,458)		(241,458)	[4]
Other comprehensive income						4,031	4,031
Total comprehensive loss					(241,458)	4,031	(237,427)	[4]
Contributions by and distributions to owners
Acquisition of subsidiaries			23,051				23,051
Share-based payments					34,590		34,590
Taxation recognized directly in equity					(7,426)		(7,426)
Balance at Jun. 30, 2022		55	925,637	420,834	(825,503)	2,454	523,477
Balance at Dec. 31, 2021	[1]	55	902,586	420,834	(611,209)	(1,577)	710,689
Comprehensive loss for the year
Loss for the period					(703,884)		(703,884)
Other comprehensive income						6,449	6,449
Total comprehensive loss							(697,435)
Contributions by and distributions to owners
Acquisition of subsidiaries			23,051				23,051
Share-based payments					43,719		43,719
Taxation recognized directly in equity					(7,425)		(7,425)
Balance at Dec. 31, 2022		55	925,637	420,834	(1,278,799)	4,872	72,599
Comprehensive loss for the year
Loss for the period					(150,384)		(150,384)
Other comprehensive income						(1,987)	(1,987)
Total comprehensive loss					(150,384)	(1,987)	(152,371)
Contributions by and distributions to owners
Share-based payments					1,839		1,839
Taxation recognized directly in equity
Balance at Jun. 30, 2023		£ 55	£ 925,637	£ 420,834	£ (1,427,344)	£ 2,885	£ (77,933)

[1]	The comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The consolidated financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.
[2]	The 2021 reporting period has been restated to show the EU segment as a discontinued operation.
[3]	Prior to the Transaction, the merger relief section of the Companies Act 2006 required that the difference between the nominal value and issued value of the shares issued for the acquisitions of Drover Limited, Smart Fleet Solutions Limited and Cluno GmbH should be credited to the merger reserve in equity.
[4]	The H1 2022 reporting period has been restated to show the EU segment as a discontinued operation.